UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stadia Consumer Master Fund, Ltd.
Address: c/o Goldman, Sachs (Cayman) Trust, Limited
         P.O. Box 896, Harbour Ctr. 2nd Floor
         George Town Grand Cayman, Cayman Islands  B.W.I.

13F File Number:  28-11208

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Fleming
Title:     Director
Phone:     212-872-3902

Signature, Place, and Date of Signing:

     /s/ John Fleming     New York, NY     February 14, 2006


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.